Net Foreign Exchange Gain (Loss)	12 Months Ended
Dec. 31, 2021
Disclosure of effect of changes in foreign exchange rates [text block] [Abstract]
NET FOREIGN EXCHANGE GAIN (LOSS)

NOTE 29

NET FOREIGN EXCHANGE GAIN (LOSS)

Net foreign exchange income includes the income earned from foreign currency trading, differences arising from converting monetary items in a foreign currency to the functional currency, and those generated by non-monetary assets in a foreign currency at the time of their sale,

For the years ended December 31, 2021, 2020 and 2019 net foreign exchange income is as follows:

	For the years ended December 31,
	2021	2020	2019
	MCh$	MCh$	MCh$
Net foreign exchange gain (loss)
Net (losses)/gains from currency exchange differences	(481,340)	90,133	(89,893)
Hedging derivatives	587,976	(27,624)	362,374
Gain/(loss) from assets indexed to foreign currency	18,795	(3,512)	7,376
Total	125,431	58,997	279,857